Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Debt securities	$ 229,458	$ 232,927
Allowance for credit losses on debt securities at amortized cost	1	75
Debt securities, net of allowance	229,457	232,852
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	226,982	230,488
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,470	2,194
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	6	11
Default [member]
Disclosure of financial assets [line items]
Debt securities		234
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	229,376	232,628
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	229,375	232,627
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	226,982	230,488
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,394	2,140
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	82	65
Allowance for credit losses on debt securities at amortized cost		4
Debt securities, net of allowance	82	61
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	76	54
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	$ 6	11
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities		234
Allowance for credit losses on debt securities at amortized cost		70
Debt securities, net of allowance		164
Stage 3 [member] | Default [member]
Disclosure of financial assets [line items]
Debt securities		$ 234